Equity Method Investments - Investments Recorded Using the Equity Method (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	May 31, 2022	Oct. 31, 2018	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 45,011		$ 43,665		$ 53,982
Southern Energy S.A. (“SESA”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	10.00%		0.00%
Equity method investments	$ 29,426		$ 0
Logística e Distribuição de Gás S.A. (“LOGAS”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	58.00%	58.00%	58.00%			58.00%
Equity method investments	$ 7,562		$ 7,183
Egyptian Company for Gas Services S.A.E (“ECGS”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%						50.00%
Equity method investments	$ 6,216		$ 5,502
Aqualung Carbon Capture AS (“Aqualung”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	4.00%		4.40%				4.60%
Equity method investments	$ 1,794		$ 2,046				$ 2,400
NEUSA I S.A. (“Neusa”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		0.00%
Equity method investments	$ 13		$ 0
Higas Holdings Limited (“Higas”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	25.00%		25.00%
Avenir LNG Limited (“Avenir”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	0.00%		23.40%	23.36%				25.00%
Equity method investments	$ 0		$ 28,934